SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Offering costs paid		$ 525,071
Unrecognized Tax Benefits	$ 0	0
Unrecognized tax benefits accrued for interest and penalties	0	$ 0
Provision for income taxes	$ 0
Purchase of aggregate shares	11,711,667	11,711,667
Amount of Federal Depository Insurance Coverage	$ 250,000	$ 250,000